United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one):  [X] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Credit Suisse Fund Management Company (Ireland) Limited
Address:            15/16 Fitzwilliam Place,
                    Dublin 2, Ireland


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Chris Lopez
Title:              Vice President
Phone:              (212) 325-2000

Signature, Place, and Date of Signing:

/s/ Chris Lopez                  New York, NY             February 14, 2012
----------------------           --------------------       -----------------
    [Signature]                    [City, State]                 [Date]


Please disregard previous 13F-NT filing as it was for the wrong entity.


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:

13F Filer#    Name
-----------   ---------------------------------------------
28-11379      Credit Suisse AG